Share Based Payment Arrangements - Summary of Information about RSUs Outstanding and Exercisable (Details) - Restricted Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	192	272	272
Weighted average remaining contractual life (in years)	1 year
70.59
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 70.59
Number of outstanding instruments	71
Weighted average remaining contractual life (in years)	1 month 6 days
117.85
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 117.85
Number of outstanding instruments	8
Weighted average remaining contractual life (in years)	3 months 18 days
98.27
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 98.27
Number of outstanding instruments	58
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
115.51
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 115.51
Number of outstanding instruments	55
Weighted average remaining contractual life (in years)	2 years 1 month 6 days